NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Details
Inventory Allowances	$ 1,914,891	$ 1,914,891